Investment Strategy - Eaton Vance Short Duration Inflation-Protected Income Fund - Eaton Vance Short Duration Inflation-Protected Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund seeks to achieve its investment objective of real return by investing at least 80% of its net assets (plus any borrowings for investment purposes) in “inflation protected” instruments, which include (i) inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPS”), corporations and other issuers and (ii) other fixed or floating-rate debt obligations (including junior and senior loans (“loans”)) with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (“CPI”) or other measures of inflation (the “80% Policy”). Real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure). The Fund will limit its real duration to 3.5 years or less and will maintain a weighted average credit quality of investment grade (rated BBB or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or by Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)) or, if unrated, determined by the investment adviser to be of comparable quality). The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.
The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in  U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest in instruments rated below investment grade (below BBB by Moody’s, or equivalently rated by S&P or Fitch, or Kroll (for securitized debt instruments only), or, if unrated, determined by the investment adviser to be of comparable quality). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may invest in repurchase agreements or reverse repurchase agreements. Such instruments may be entered into for purposes of investment leverage. Forward purchases of inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as TIPS), corporations and other issuers will be considered “inflation protected” instruments for purposes of the Fund’s 80% Policy. The Fund may invest in derivative instruments, such as swap agreements, options, forward foreign currency exchange contracts, futures contracts or options on futures. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. The Fund also may engage in short sales, lend its securities, invest in restricted securities, MBS, commercial MBS or ABS and is authorized to borrow for investment purposes. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls).
The Fund may invest in one or more of the following registered investment companies sponsored by the Eaton Vance organization: Eaton Vance Floating Rate Portfolio, Senior Debt Portfolio and Short Duration Inflation-Protected Income Portfolio (each, a “Portfolio”). Each Portfolio is described in “Further Information about the Portfolios” in the Fund Prospectus. The Fund also may invest in other registered investment companies managed by Eaton Vance and its affiliates, including exchange-traded funds (“ETFs”). The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets to be invested in each Portfolio or other underlying fund. The portfolio managers may sell a security when the investment adviser’s valuation target is reached, the fundamentals of the company change or to pursue more attractive investment options. When deemed by the investment adviser to be relevant to its evaluation of  creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as “ESG”) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund seeks to achieve its investment objective of real return by investing at least 80% of its net assets (plus any borrowings for investment purposes) in “inflation protected” instruments, which include (i) inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPS”), corporations and other issuers and (ii) other fixed or floating-rate debt obligations (including junior and senior loans (“loans”)) with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (“CPI”) or other measures of inflation (the “80% Policy”). Real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure). The Fund will limit its real duration to 3.5 years or less and will maintain a weighted average credit quality of investment grade (rated BBB or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or by Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)) or, if unrated, determined by the investment adviser to be of comparable quality). The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.